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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [_]; Amendment Number: ________

    This Amendment (Check only one.): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

             Name:    Trent Capital Management, Inc.
             Address: 3150 North Elm Street
                      Suite 204
                      Greensboro, NC 27408

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

             Name:    David Labiak
             Title:   Chief Financial Officer
             Phone:   (336) 282-9302

Signature, Place, and Date of Signing:

                             Greensboro,
    /s/  David Labiak       North Carolina       July 26, 2004
    -----------------       --------------       -------------
       [Signature]           [City, State]          [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

   Number of Other Included                    None
    Managers:

   Form 13F Information Table Entry Total:      42

   Form 13F Information Table Value Total:    99,605
                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                         Title of             Value in                  Investment   Other    Voting Authority
Name of Issuer            Class      CUSIP    (x$1000)  Shares  SH/PRN  Discretion  Managers  Sole              Shared  None
Cardinal Health            COM     14149Y108     6,582   93961    SH       Sole                          93961
Dollar General             COM     256669102     6,396  327009    SH       Sole                         327009
First Data                 COM     319963104     6,213  139565    SH       Sole                         139565
Newell Rubbermaid          COM     651229106     5,694  242291    SH       Sole                         242291
Nokia                      COM     654902204     5,514  379263    SH       Sole                         379263
Harley-Davidson            COM     412822108     5,410   87340    SH       Sole                          87340
American Express           COM     025816109     5,055   98381    SH       Sole                          98381
Black & Decker             COM     091797100     5,042   81160    SH       Sole                          81160
Time Warner                COM     887317105     4,883  277758    SH       Sole                         277758
Johnson & Johnson          COM     478160104     4,731   84941    SH       Sole                          84941
MBNA                       COM     55262L100     4,585  177764    SH       Sole                         177764
Sherwin-Williams           COM     824348106     4,409  106110    SH       Sole                         106110
Berkshire Hathaway         COM     084670207     4,320    1462    SH       Sole                           1462
Servicemaster              COM     81760N109     4,301  349084    SH       Sole                         349084
Freddie Mac                COM     313400301     4,234   66886    SH       Sole                          66886
Clear Channel              COM     184502102     4,187  113324    SH       Sole                         113324
Interpublic Group          COM     460690100     3,823  278474    SH       Sole                         278474
Merck                      COM     589331107     3,675   77376    SH       Sole                          77376
Fannie Mae                 COM     313586109       991   13893    SH       Sole                          13893
First Industrial Realty    COM     32054K103       949   25722    SH       Sole                          25722
Alliance Capital           COM     01855A101       937   27600    SH       Sole                          27600
Highwoods Properties       COM     431284108       717   30490    SH       Sole                          30490
Liberty Property Trust     COM     531172104       711   17672    SH       Sole                          17672
Boston Properties          COM     101121101       606   12104    SH       Sole                          12104
Prologis Trust             COM     743410102       543   16505    SH       Sole                          16505
Procter & Gamble           COM      74271810       508    9332    SH       Sole                           9332
Bedford Property           COM     076446301       490   16760    SH       Sole                          16760
Archstone Smith            COM     039583109       485   16525    SH       Sole                          16525
General Growth             COM     370021107       438   14805    SH       Sole                          14805
PNC Financial              COM     693475105       392    7377    SH       Sole                           7377
W.P. Stewart               COM     G84922106       358   17455    SH       Sole                          17455
Apartment Investment       COM     03748R101       312   10015    SH       Sole                          10015
Bristol-Myers Squibb       COM     110122108       297   12130    SH       Sole                          12130
National City              COM     635405103       297    8482    SH       Sole                           8482
General Elec Co.           COM     369604103       277    8550    SH       Sole                           8550
Pfizer Inc.                COM     717081103       268    7807    SH       Sole                           7807
Hospitality Properties     COM     44106M102       254    5993    SH       Sole                           5993
Enterprise Products        COM     293792107       243   11425    SH       Sole                          11425
Home Depot                 COM     437076102       216    6139    SH       Sole                           6139
Teppco Partners            COM     872384102       206    5400    SH       Sole                           5400
Sun Microsystems           COM     866810104        50   11550    SH       Sole                          11550
Pharmanetics               COM     71713J107         7   14943    SH       Sole                          14943